REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUE

Revenue was generated from the following activities:

	Nine Months ended September 30,
	2025	2024
At a point in time:
Sales – online ordering	$17,591	$29,360
Sales – digital marketing	2,765,068	2,681,523
Sales – online ticketing and reservation	1,287,769	650,480
Sales – data	472	4,849

Over a period of time:
Sales – digital marketing	1,284,480	1,860,550
Software subscription sales	—	6,721
	$5,355,380	$5,233,483

	Three Months ended September 30,
	2025	2024
At a point in time:
Sales – online ordering	$10,212	$4,931
Sales – digital marketing	589,212	812,043
Sales – online ticketing and reservation	568,673	208,873
Sales – data	75	106

Over a period of time:
Sales – digital marketing	212,210	649,437
Software subscription sales	—	504
	$1,380,382	$1,675,894

Revenue was generated from the following activities:

	Years ended December 31,
	2024	2023
At a point in time:
Sales – online ordering	$34,808	$512,124
Sales – digital marketing	3,506,052	3,936,733
Sales – online ticketing and reservation	885,017	1,606,800
Sales – data	4,898	24,018
Over a period of time:
Sales – digital marketing	2,667,918	2,029,878
Software sales	6,837	62,082
	$7,105,530	$8,171,635

SCHEDULE OF CONTRACT LIABILITIES

Contract liabilities recognized were related to online ticketing and reservation, digital marketing, telecommunication reseller and software sales and the following is reconciliation for the periods presented:

Schedule of Contract liabilities:

	September 30,	December 31,
	2025	2024
Contract liabilities, brought forward	$1,426,901	$1,265,753
Add: recognized as deferred revenue	477,803	1,426,901
Less: recognized as revenue	(1,154,176)	(1,265,753)
Contract liabilities, carried forward	$750,528	$1,426,901

Contract liabilities recognized were related to online ticketing and reservation and digital marketing and the following is reconciliation for the years presented:

Schedule of Contract liabilities:

	Years ended December 31,
	2024	2023
Contract liabilities, brought forward	$1,265,753	$1,405,090
Add: recognized as deferred revenue	1,426,901	1,265,753
Less: recognized as revenue	(1,265,753)	(1,405,090)
Contract liabilities, carried forward	$1,426,901	$1,265,753